LEASES - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating cash flows paid for operating leases	$ 17,711	$ 10,058	$ 19,889	$ 9,734
Right-of-use assets obtained in exchange for operating lease obligations	$ 64,518	$ 49,631	$ 68,152	$ 126
Weighted-average remaining lease term (in years)	6 years 7 months 6 days		7 years 6 months	2 years 8 months 12 days
Weighted-average discount rate	9.50%		9.50%	9.60%